Employee Benefits (Details) - Schedule of severance indemnity obligations	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Severance Indemnity Obligations Abstract
Discount rate	5.50%	5.70%
Salary increase rate	4.80%	3.94%
Payment probability	99.99%	99.99%